Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,725,000
Previously Paid Amount	0.00
Total Fee Amount	3,632.30
Total Offset Amount	0.00
Net Fee	3,632.30
Narrative - Max Aggregate Offering Price	$ 23,725,000
Final Prospectus	true